SCHEDULE OF FINANCIAL ASSETS MEASURED FAIR VALUE THROUGH PROFIT AND LOSS (Details) - CAD ($)	Sep. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Cash	$ 3,997,577	$ 3,093,612
Equity securities in investee companies	14,286	189,403
Derivative liability	1,252,005	4,196,125
Total	5,263,868	7,479,140
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Cash	3,997,577	3,093,612
Equity securities in investee companies	14,286	57,143
Derivative liability
Total	4,011,863	3,150,755
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Cash
Equity securities in investee companies		132,260
Derivative liability	1,252,005	4,196,125
Total	$ 1,252,005	$ 4,328,385